Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2019	December 31, 2018
Raw Materials	$644,670	$136,555
Work in progress	825,418	180,041
Finished Goods	521,946	523,698
Less valuation allowance	(532,369)	(532,369)
Total	$1,459,665	$307,925

	2018	2017
Raw Materials	$136,555	$114,119
Work in progress	180,041	482,770
Finished Goods	523,698	398,912
In Transit	-	5,468
Less valuation allowance	(532,369)	(9,572)
Total	$307,925	$991,697